Acquisition costs and other expenditure - Staff and employment costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Acquisition costs and other expenditure from continuing operations
Average number of staff employed by the Group during the year | employee	19,004	21,759	20,701
Costs of employment
Wages and salaries	$ 1,435	$ 1,517	$ 1,557
Social security costs	53	71	73
Defined benefit schemes	(91)	7	(23)
Defined contribution schemes	69	77	67
Total costs of employment	$ 1,466	$ 1,672	$ 1,674
UK & Europe Discontinued Operations (M&G Prudential)
Acquisition costs and other expenditure from continuing operations
Average number of staff employed by the Group during the year | employee	5,672	6,447	6,450
Costs of employment
Wages and salaries	$ 573	$ 694	$ 730
Social security costs	68	84	93
Defined benefit schemes	(5)	(46)	19
Defined contribution schemes	41	50	43
Total costs of employment	$ 677	$ 782	$ 885
Continuing and discontinued operations
Acquisition costs and other expenditure from continuing operations
Average number of staff employed by the Group during the year | employee	24,676	28,206	27,151
Costs of employment
Wages and salaries	$ 2,008	$ 2,211	$ 2,287
Social security costs	121	155	166
Defined benefit schemes	(96)	(39)	(4)
Defined contribution schemes	110	127	110
Total costs of employment	$ 2,143	$ 2,454	$ 2,559
Unallocated to a segment (other operations)
Acquisition costs and other expenditure from continuing operations
Average number of staff employed by the Group during the year | employee	519	676	660
Asia
Acquisition costs and other expenditure from continuing operations
Average number of staff employed by the Group during the year | employee	14,471	16,798	15,477
US
Acquisition costs and other expenditure from continuing operations
Average number of staff employed by the Group during the year | employee	4,014	4,285	4,564